Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of summarised financial information about foreign operation [line items]
Unrealized foreign exchange (gain) loss	$ (88,538)	$ 153,930
Realized foreign exchange (gain) loss	(5,481)	1,965
Foreign exchange (gain) loss - continuing operations	(94,019)	155,895	[1]
Discontinued operations
Disclosure of summarised financial information about foreign operation [line items]
Foreign exchange (gain) loss - continuing operations	$ (3,624)	$ 0

[1]	Comparative period has been revised to reflect current period presentation